Condensed consolidated statements of cash flow (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]	Dec. 31, 2025		Dec. 31, 2024
Operating activities:
Net loss	$ (6,465,179)	$ (5,012,368)	$ (7,494,617)		$ (9,826,283)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation, depletion, and amortization expense	3,927,185	555,265	3,170,092		2,407,098
Accretion of asset retirement obligations	64,539	15,505	46,426		144,988
Equity-based compensation	683,411	605,778	1,067,140		2,778,991
Deferred income tax benefit	(2,119,384)	(1,239,128)	2,137,659		(3,470,407)
Amortization of debt issuance costs	1,093,830	669,817	1,475,191		2,361,627
(Gain) loss on extinguishment of liabilities		1,306,337	(540,347)		(1,638,138)
Change in fair value of unsettled derivatives	1,114,524	(567,917)	43,063		361,290
Change in fair value of convertible note liability		131,677	131,677		192,744
Change in fair value of warrant liability		152,490	152,490		804,004
Change in fair value of derivative liabilities	89,816	885,279	2,070,278
Change in fair value of derivative liabilities – related parties	(506,000)	(562,000)	(341,000)		746,000
Change in fair value of forward purchase agreement					(561,099)
Loss on put option liability
Gain on sale of Oil and Gas properties			(13,379,040)
Changes in operating assets and liabilities:
Accounts receivable	(935,658)	55,685	344,321		411,240
Prepaid expenses and other assets	(165,100)	(502,754)	(481,643)		423,116
Purchase of plugging and abandonment insurance bonds		(213,750)	(1,891,348)
Accounts payable	123,880	(2,042,872)	(458,308)		3,024,413
Accounts payable, related parties	186,938	(144,285)	(337,567)		(316,651)
Accrued liabilities and other	1,032,756	1,809,667	4,935,434		3,018,930
Royalties payable	2,085,465	1,780,300	1,837,244		2,729,398
Royalties payable, related party		20,325	(132,563)		109,425
Net cash provided by (used in) operating activities	211,023	(2,296,949)	(7,645,418)		3,700,686
Investing activities:
Development of crude oil and gas properties	(2,493,246)	(2,138,532)	(6,563,949)		(3,555,062)
Purchases of oil and gas properties			(13,675,000)
Purchases of other equipment					(20,000)
Proceeds from Sale of ORRI on leasehold			45,500,000
Net cash used in investing activities	(2,493,246)	(2,138,532)	25,261,051		(3,575,062)
Financing activities:
Proceeds from related party notes payable					450,000
Repayment of related party notes payable					(62,750)
Repayments of long-term debt		(2,309,681)	(29,215,898)		(3,984,286)
Proceeds from short-term notes payable	1,472,500	1,098,048	3,312,550		1,298,200
Repayment of short-term notes payable	(1,793,641)	(1,287,805)	(3,572,179)		(989,018)
Proceeds from issuance of convertible notes payable	2,820,000		561,120
Proceeds from related party loans	100,000		200,000
Proceeds from sale of common stock		7,024,332	8,502,252		2,628,334
Net cash provided by financing activities	2,598,859	4,524,894	(20,212,155)		(659,520)
Net change in cash and cash equivalents	316,636	89,413	(2,596,522)		(533,896)
Cash and cash equivalents at beginning of period	375,036	2,971,558	2,971,558	[1]	3,505,454
Cash and cash equivalents at end of period	691,672	3,060,971	375,036		2,971,558	[1]
Cash paid during the period for:
Interest on debt	339,416	2,211,614	3,345,169		6,146,139
Income taxes
Amounts included in the measurement of operating lease liabilities
Supplemental disclosure of non-cash investing and financing activities:
Derivative liability added as debt discount on issuance of new convertible notes payable	1,129,180		171,561
Conversion of deferred wages to notes payable	3,446,454
Shares issued for conversion of notes payable and accrued interest	1,112,263	4,550,428
Derivative liability converted to common stock	257,415	1,762,635	3,440,412
Accrued purchases of property and equipment	83,210	761,989	308,700		2,540,703
Shares issued for prepaid O&G equipment			547,600
Class B exchanged for Class A			3,385,000		8,801,000
Shares issued for acquisition of O&G lease		547,600	547,600
Shares issued for acquisition of O&G equipment		547,600	547,600
Establishment of ARO liability for new lease		130,076	130,076
Capitalization of additional ARO Liability for changes in future cash flows			55,360
Shares issued for conversion of notes payable			8,485,428
Shares issued for buyout of NCI			17,012,649
Capital Contribution for related party extinguishment			$ 13,440,406
Exchange of Class B Units for Class A Common stock		$ 3,385,000

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11